Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions		Share capital [member] ILS (₪) shares	Share premium [member] ILS (₪)	Treasury shares [member] ILS (₪)	[1]	Other reserves [member] ILS (₪)	Retained earnings [member] ILS (₪)	Equity attributable to owners of parent [member] ILS (₪)	Non-controlling interests [member] ILS (₪)	ILS (₪)	USD ($)
Beginning balance at Dec. 31, 2016		₪ 3	₪ 1,057			₪ (46)	₪ 156	₪ 1,170	₪ 2,131	₪ 3,301
Beginning balance (in Shares) at Dec. 31, 2016 | shares	[2]	29,889,045
Dividends to non-controlling interests									(948)	(948)
Other comprehensive profit (loss), net of tax						1	(3)	(2)	(6)	(8)
Net profit (loss) for the year							78	78	663	741
Comprehensive profit (loss) for the year						1	75	76	657	733
Ending balance at Dec. 31, 2017		₪ 3	1,057			(45)	231	1,246	1,840	3,086
Ending balance (in Shares) at Dec. 31, 2017 | shares	[2]	29,889,045
Dividends to non-controlling interests									(505)	(505)
Other comprehensive profit (loss), net of tax						7	4	11	31	42
Net profit (loss) for the year							(1,029)	(1,029)	(830)	(1,859)
Comprehensive profit (loss) for the year						7	(1,025)	(1,018)	(799)	(1,817)
Ending balance at Dec. 31, 2018		₪ 3	1,057			(38)	(794)	228	536	764	$ 221
Ending balance (in Shares) at Dec. 31, 2018 | shares	[2]	29,889,045
Issuance of ordinary shares, see Note 25		₪ 9	438					447		447	130
Issuance of ordinary shares, see Note 25 (in Shares) | shares	[2]	86,427,518
Other comprehensive profit (loss), net of tax							(9)	(9)	(23)	(32)	(9)
Net profit (loss) for the year							(853)	(853)	(528)	(1,381)	(399)
Comprehensive profit (loss) for the year							(862)	(862)	(551)	(1,413)	(408)
Ending balance at Dec. 31, 2019		₪ 12	₪ 1,495			₪ (38)	₪ (1,656)	₪ (187)	₪ (15)	₪ (202)	$ (58)
Ending balance (in Shares) at Dec. 31, 2019 | shares	[2]	116,316,563

[1]	Represents an amount less than NIS 1.
[2]	Net of treasury shares.